Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Contract Liabilities
Contract liabilities consists of the following:

	As at
	March 31, 2024	March 31, 2023
Current:
Payments in advance of services	$6,215	$9,820
Advance billings	6,659	5,552
Others	28	333

Total	$12,902	$15,705

Non-current:
Payments in advance of services	$11,495	$8,714
Advance billings	1,104	1,008
Others	26	26

Total	$12,625	$9,748